INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME BEFORE INCOME TAXES

Pre-tax (loss) income for the six months ended June 30, 2026 and 2025 were taxable in the following jurisdictions:

	Six Months Ended	Six Months Ended
	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)
PRC	$(2,064,298)	$(4,198,659)
HK	(4,215)	(285)
BVI	(411,507)	(459,885)
Total (loss) income before income taxes	$(2,480,020)	$(4,658,829)

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

Income tax expense consists of the following:

	Six Months Ended	Six Months Ended
	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)
Current tax expense	$14,602	$20,720
Income tax expense	$14,602	$20,720

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Current income tax expense was recorded in the six-month period ended 2026 and 2025 and was related to differences between the book and corporate income tax returns.

	Six Months Ended	Six Months Ended
	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)
PRC statutory tax rate	25%	25%
Expected income tax (benefit) expense	$(620,005)	$(1,164,707)
Tax rate difference	82,486	193,782
Permanent differences	(119,844)	695,305
Tax effect of tax losses unrecognized	671,965	296,340
Income tax expense	$14,602	$20,720